Property And Equipment (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended			23 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Mar. 31, 2013 Diamondback [Member] member_of_board_of_directors advisor	Dec. 31, 2012 Diamondback [Member] advisor member_of_board_of_directors	Oct. 23, 2012 Diamondback [Member]	Oct. 17, 2012 Diamondback [Member]	Oct. 11, 2012 Diamondback [Member]	May 07, 2012 Diamondback [Member]	Jan. 31, 2013 Diamondback [Member] Accounts Receivable - Related Party [Member]	Jan. 31, 2013 Diamondback [Member] Subsequent Event [Member] Accounts Receivable - Related Party [Member]	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2013 Colorado [Member]	Dec. 31, 2012 Colorado [Member]	Mar. 31, 2013 Bakken [Member]	Dec. 31, 2012 Bakken [Member]	Mar. 31, 2013 Southern Louisiana [Member]	Dec. 31, 2012 Southern Louisiana [Member]	Mar. 31, 2013 Ohio [Member]	Dec. 31, 2012 Ohio [Member]	Mar. 31, 2013 Other [Member]	Dec. 31, 2012 Other [Member]
Property, Plant and Equipment [Line Items]
Cumulative capitalization of general and administrative costs incurred and capitalized to the full cost pool	$ 35,500,000		$ 32,562,000	$ 23,494,000		$ 32,562,000
Capitalized general and administrative costs	2,900,000	2,000,000	9,068,000	5,368,000	4,117,000
Capitalized costs of oil and natural gas properties excluded from amortization	869,879,000	626,295,000	626,295,000	138,623,000		626,295,000													6,088,000	5,998,000	301,000	295,000	789,000	774,000	862,655,000	619,182,000	46,000	46,000
Loss on disposal of Belize properties, net of tax			3,465,000	0	0
Expected number of years amortization will commence															3 years	3 years	5 years	5 years
Investment (shares)											7,914,036
Promissory note receivable											63,600,000
Payment received from Diamondback	(3,592,000)	1,718,000	(2,404,000)	13,067,000	5,460,000								18,600,000	18,600,000
Gain on sale of oil and gas property	(427,000)	0	7,300,000	0	0
Oil and Gas property, decrease related to contribution						$ 213,000,000
Ownership requirement to meet agreement							10.00%	10.00%
Number of directors allowed to serve on Board							1	1
Number of advisors allowed to serve on Board							1	1
Ownership interest									21.40%	22.50%		35.00%